Expense Example	Sustainable Global Listed Infrastructure ETF Sustainable Global Listed Infrastructure ETF 1 Year	Sustainable Global Listed Infrastructure ETF Sustainable Global Listed Infrastructure ETF 3 Years	Energy Transition ETF Energy Transition ETF 1 Year	Energy Transition ETF Energy Transition ETF 3 Years	Tax-Free USA Short Term ETF Tax-Free USA Short Term ETF 1 Year	Tax-Free USA Short Term ETF Tax-Free USA Short Term ETF 3 Years
USD ($)	50	157	81	252	30	93